FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Amortized cost.
Financial liabilities by category
Financial liabilities	$ 432,282,971	$ 404,988,396
Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	14,713,906	8,225,508
Trade and other payables | Amortized cost.
Financial liabilities by category
Financial liabilities	156,742,677	142,582,166
Trade and other payables | Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	11,989,792	8,225,508
Borrowing | Amortized cost.
Financial liabilities by category
Financial liabilities	178,852,080	168,310,605
Secured Notes | Amortized cost.
Financial liabilities by category
Financial liabilities	80,809,686	75,213,146
Lease liability | Amortized cost.
Financial liabilities by category
Financial liabilities	11,284,137	13,889,223
Consideration for acquisition of assets | Amortized cost.
Financial liabilities by category
Financial liabilities	4,594,391	$ 4,993,256
Consideration for acquisition of assets | Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	$ 2,724,114